Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Schedule of Aggregate Minimum Annual Lease Payments under Operating Lease

The Company has lease agreements for office space and equipment with terms extending to 2023. The aggregate minimum annual lease payments under these agreements are as follows:

Amount
2015	$667
2016	650
2017	523
2018	435
2019 and thereafter	2,074
$4,349